UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Municipal Bond Fund
June 30, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.07%
Arizona Health Facilities Authority, Hospital Revenue Bonds: (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	$2,500	$2,773,675
(Phoenix Children's Hospital), Series 2007C,
4.73%, 2-1-42 (A)	2,375	2,386,471
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,070,300
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,135,440
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by
      and Through the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,065,130
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease- Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,063,950
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,200,674
		15,695,640
Arkansas - 0.16%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	790	806,282

California - 16.01%
State of California: Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,000	7,189,000
5.25%, 2-1-19	5,000	5,254,050
5.5%, 4-1-28	2,535	2,760,640
5.25%, 2-1-14	2,000	2,124,680
5.25%, 2-1-19	2,000	2,101,620
5.25%, 11-1-21	1,000	1,050,350
5.5%, 4-1-28	325	353,928
5.5%, 4-1-28	135	147,016
5.5%, 4-1-28	5	5,357
General Obligation Bonds,
6.0%, 2-1-15	3,000	3,340,890
Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,111,610
The Regents of the University of California: General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,261,700
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,376,237
Golden State Tobacco Securitization Corporation: Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	4,800	5,487,984
Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,082,460
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,167,300
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,649,175
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8-1-29	3,755	4,108,533
5.5%, 8-1-29	45	48,546
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	3,930	4,143,831
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	3,862,655
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,776,010
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8-1-15	1,585	1,692,352
5.375%, 8-1-15	920	981,438
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,200,390
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,177,918
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,141,320
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,101,380
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,175,203
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	852,060
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	70	70,043
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	55	55,409
		81,851,085
Colorado - 0.89%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,072,120
City of Lafayette, Colorado, Acting by and throughits Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,069,560
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,033,210
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	390	394,715
		4,569,605
Connecticut - 0.98%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,004,600

District of Columbia - 0.41%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,088,300

Florida - 3.92%
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,360,900
The City of Miami, Florida: Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,611,413
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,446,272
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,054,598
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,133,620
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,107,540
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	2,042,820
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,067,890
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	225	229,529
		20,054,582
Georgia - 2.93%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	6,925	7,562,308
6.4%, 1-1-13	860	933,977
6.4%, 1-1-13	75	80,984
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,261,040
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7-1-12	2,000	2,140,980
		14,979,289
Guam - 0.68%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,456,898

Hawaii - 2.06%
State of Hawaii, Airports System Revenue Bonds, Refunding Series 2001 (AMT):
5.75%, 7-1-15 (B)	5,000	5,276,250
5.75%, 7-1-16 (B)	5,000	5,272,500
		10,548,750
Illinois - 1.09%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	1,740	1,769,858
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,372,119
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,364,636
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,064,630
		5,571,243
Indiana - 3.71%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds:
Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	9,764,720
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,668,307
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	3,500	3,515,330
		18,948,357
Iowa - 0.42%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,134,540

Kansas - 1.68%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2003 Series A-2,
5.65%, 6-1-35	1,930	1,989,869
2002 Series B-4,
5.9%, 12-1-34	1,575	1,684,778
2002 Series A-5,
5.55%, 12-1-33	1,500	1,581,570
2004 Series A-4,
5.625%, 6-1-36	855	890,833
2001 Series A-1 (AMT),
6.3%, 12-1-32	465	474,114
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.45%, 9-1-22	1,000	1,004,390
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series2006,
5.0%, 12-1-27	955	948,917
		8,574,471
Kentucky - 0.41%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,116,660

Louisiana - 1.54%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	4,962,864
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized-- Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,926,468
		7,889,332
Maryland - 0.39%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,003,622

Massachusetts - 1.52%
The Commonwealth of Massachusetts, General Obligation Bonds:
Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,659,525
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,098,700
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,004,484
		7,762,709
Michigan - 1.05%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,351,215
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,672,673
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garen City Hospital Obligated Group) Series 1998A:
5.625%, 9-1-10	180	182,995
5.625%, 9-1-10	150	154,443
		5,361,326
Minnesota - 3.24%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,230,900
5.75%, 1-1-13	2,345	2,461,804
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09 (A)	4,500	4,717,710
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,071,400
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	2,000	2,017,540
		16,499,354
Mississippi - 0.83%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.75%, 9-1-14	2,750	2,756,848
6.7%, 9-1-12	1,470	1,472,940
		4,229,788
Missouri - 5.43%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	5,050	5,365,171
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,344,735
5.375%, 3-1-10	1,420	1,448,542
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,195,960
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,849,916
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,369,960
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,137,440
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,786,720
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,562,070
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,502,010
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,294,913
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,053,460
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10-1-36	500	499,955
5.5%, 10-1-31	355	354,968
		27,765,820
Nevada - 0.32%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,454,319
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	195	196,287
		1,650,606
New Hampshire - 1.13%
New Hampshire Health and Education Facilities Authority:
Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	1,931,535
6.125%, 7-1-32	245	261,520
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,557,150
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	1,950	2,049,489
		5,799,694
New Jersey - 2.92%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A:
6.0%, 1-1-13	3,205	3,516,430
6.0%, 1-1-13	960	1,053,283
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,414,700
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,241,643
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,153,940
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,127,260
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,440,383
		14,947,639
New Mexico - 1.82%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,501,283
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D ( AMT),
6.0%, 1-1-37	2,400	2,565,840
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,193,553
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,067,770
		9,328,446
New York - 11.89%
The City of New York, General Obligation Bonds:
Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,700,708
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,267,800
Fiscal 2003 Series J,
5.5%, 6-1-19	3,990	4,260,801
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,131,430
Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,148,720
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,130,640
Fiscal 2003 Series J,
5.5%, 6-1-19	1,010	1,090,053
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003:
Series A:
5.5%, 11-1-26	5,000	5,288,600
5.25%, 11-1-10	1,000	1,041,950
Series D,
5.25%, 2-1-19	3,000	3,159,540
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,466,842
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,117,140
State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	775	845,850
7.5%, 5-15-11	650	701,298
The Port Authority of New York and New Jersey, Consolidated Bonds:
One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,194,070
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,130,380
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, (The Southampton Hospital Association Civic Facility):
Series 1999B,
7.625%, 1-1-30	2,290	2,426,919
Series 1999A,
7.25%, 1-1-20	1,000	1,044,420
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,335,640
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,124,060
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Congingency Contract Secured),
5.5%, 6-1-21	2,000	2,121,780
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,060,820
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,035,470
		60,824,931
North Carolina - 1.38%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,198,450
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,628,725
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,244,292
		7,071,467
Ohio - 2.39%
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E (AMT),
5.375%, 3-1-37	4,000	4,210,480
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	3,996,993
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,867,046
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,086,720
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,054,750
		12,215,989
Oklahoma - 0.69%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,552,103
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,090,168
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	900	908,406
		3,550,677
Oregon - 0.73%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,166,860
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	555	559,790
		3,726,650
Pennsylvania - 3.18%
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	2,604,375
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,440	2,424,048
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	2,235,773
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,152,760
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,543,770
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	1,443,312
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	1,437,658
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,408,244
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	1,039,330
		16,289,270
Puerto Rico - 4.19%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds):
Series 2003 C,
5.0%, 7-1-18	8,000	8,071,360
Series 2004 A,
5.25%, 7-1-21	5,740	5,991,355
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	7,300	7,391,542
		21,454,257
South Carolina - 0.30%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,548,245

South Dakota - 0.46%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,343,900

Tennessee - 1.09%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,704,617
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,143,400
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	700	713,195
		5,561,212
Texas - 4.74%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,289,050
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,356,582
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,578,880
City of Houston, Texas:
Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12-1-16	2,000	2,164,500
Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,072,620
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,607,375
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2-15-17	1,070	1,141,594
5.75%, 2-15-17	980	1,050,668
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,600,305
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000A,
8.5%, 5-1-29	225	231,775
Series 2000C,
6.15%, 5-1-29	160	160,747
		24,254,096
Vermont - 0.37%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	1,800	1,879,092

Virginia - 1.30%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,383,932
5.5%, 7-1-17	2,000	2,131,660
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,126,600
		6,642,192
Washington - 5.72%
Energy Northwest: Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A:
5.25%, 7-1-10	5,420	5,621,407
5.25%, 7-1-10	380	394,121
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	4,836,105
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	9,932,414
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
6.75%, 2-1-15 (B)	4,995	5,626,768
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,809,522
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,048,800
		29,269,137
West Virginia - 0.60%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	3,060,440

Wyoming - 0.14%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	675	693,515

TOTAL MUNICIPAL BONDS - 97.78%		$500,023,708

(Cost: $484,710,333)

SHORT-TERM SECURITIES

Food and Realated - 1.11%
General Mills, Inc.,
5.45%, 7-2-07	5,680	5,679,140

Utilities -- Electric - 1.11%
Wisconsin Electric Power Co.,
5.36%, 7-2-07	5,672	5,671,156

TOTAL SHORT-TERM SECURITIES - 2.22%		$11,350,296

(Cost: $11,350,296)

TOTAL INVESTMENT SECURITIES - 100.00%		$511,374,004

(Cost: $496,060,629)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Underlying security in inverse floating rate trust certificates.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007